Derivatives - Schedule of Derivative Instruments (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amount of gain or (loss) reclassified from AOCI into income	$ (423)	$ (363)	$ 108	$ 75	$ (786)	$ 182	$ (167)	$ 0	$ 0
Interest Income
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total amounts of income and expense line items presented in the statement of financial performance in which the effects of fair value or cash flow hedges are recorded.	(914)	(203)	108	75	(1,117)	182	(167)	0	0
Interest Income | Interest Rate Products
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Hedged items	(3,468)	2,362	0	0	(1,106)	0
Derivatives designated as hedging instruments	2,977	(2,202)	0	0	776	0
Amount of gain or (loss) reclassified from AOCI into income	(423)	(363)	108	75	(786)	182	(167)	0	0
Amount of gain or (loss) reclassified from AOCI into income as a result that a forecasted transaction is no longer probable of occurring	0	0	0	0	0	0	0	0	0
Interest Expense
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total amounts of income and expense line items presented in the statement of financial performance in which the effects of fair value or cash flow hedges are recorded.	0	0	0	0	0	0	0	0	0
Interest Expense | Interest Rate Products
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Hedged items	0	0	0	0	0	0
Derivatives designated as hedging instruments	0	0	0	0	0	0
Amount of gain or (loss) reclassified from AOCI into income	0	0	0	0	0	0	0	0	0
Amount of gain or (loss) reclassified from AOCI into income as a result that a forecasted transaction is no longer probable of occurring	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0